Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - ₨ / shares		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Weighted Average Exercise Price
Options outstanding, beginning of period		₨ 773.7
Options outstanding, end of period		₨ 952.4	₨ 773.7
Employees Stock Option Scheme
Options
Options outstanding, beginning of period		109,033,000	92,476,600	65,443,045
Granted		44,836,200	41,659,000	47,060,000
Exercised	[1]	(21,691,200)	(22,700,740)	(18,903,115)
Forfeited		(3,466,800)	(2,296,500)	(1,017,800)
Lapsed		(56,900)	(105,360)	(105,530)
Options outstanding, end of period		128,654,300	109,033,000	92,476,600
Options exercisable, end of period		49,681,000	41,871,400	46,137,600
Weighted Average Exercise Price
Options outstanding, beginning of period		₨ 683.16	₨ 556.06	₨ 417.32
Granted		1,092.65	835.50	679.99
Exercised	[1]	563.78	438.50	382.63
Forfeited		900.81	761.32	618.30
Lapsed		546.78	368.42	247.18
Options outstanding, end of period		840.19	683.16	556.06
Options exercisable, end of period		661.84	537.99	431.59
Weighted average fair value of options granted during the year		₨ 377.69	₨ 302.31	₨ 258.53

[1]	As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.